Consolidated Condensed Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Accrued liabilities - related parties		$ 0	$ 177,852
Convertible notes, net of discounts	$ 434,143	0	180,716
Loans payable - related parties		$ 0	$ 370,000
Preferred Stock, shares authorized	1,365,000	1,365,000
Preferred Stock, par value	$ 0.0001	$ 0.0001
Preferred Stock, shares issued
Preferred Stock, shares outstanding
Common Stock, shares authorized	3,000,000,000	3,000,000,000	1,000,000,000
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.01
Common Stock, shares issued	1,049,638,116	345,450,049	315,661,069
Common Stock, shares outstanding	1,049,638,116	345,450,049	315,661,069
Treasury Stock - shares	58,333	58,333	58,333
Series A Preferred stock
Preferred Stock, shares authorized	3,500,000	3,500,000	3,500,000
Preferred Stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred Stock, shares issued	3,381,520	3,381,520	3,381,520
Preferred Stock, shares outstanding	3,381,520	3,381,520	3,381,520
Series B Preferred stock
Preferred Stock, shares authorized	10,000	10,000	10,000
Preferred Stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred Stock, shares issued	5,000	5,000	5,000
Preferred Stock, shares outstanding	5,000	5,000	5,000
Series C Preferred stock
Preferred Stock, shares authorized	10,000,000	10,000,000
Preferred Stock, par value	$ 0.01	$ 0.01
Preferred Stock, shares issued	5,000,000
Preferred Stock, shares outstanding	5,000,000
Series D Preferred stock
Preferred Stock, shares authorized	125,000	125,000
Preferred Stock, par value	$ 0.0001	$ 0.0001
Preferred Stock, shares issued	125,000
Preferred Stock, shares outstanding	125,000